Investments (Details 10) (USD $) In Thousands, unless otherwise specified					12 Months Ended															12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Fixed maturity securities	Dec. 31, 2011 Fixed maturity securities	Dec. 31, 2012 70% and less Maximum	Dec. 31, 2012 71 - 80% Minimum	Dec. 31, 2012 71 - 80% Maximum	Dec. 31, 2012 81 - 95% Minimum	Dec. 31, 2012 81 - 95% Maximum	Dec. 31, 2011 Greater than 95% Minimum	Dec. 31, 2012 Commercial mortgage loans	Dec. 31, 2011 Commercial mortgage loans	Dec. 31, 2012 Commercial mortgage loans 70% and less	Dec. 31, 2011 Commercial mortgage loans 70% and less	Dec. 31, 2012 Commercial mortgage loans 71 - 80%	Dec. 31, 2011 Commercial mortgage loans 71 - 80%	Dec. 31, 2012 Commercial mortgage loans 81 - 95%	Dec. 31, 2011 Commercial mortgage loans 81 - 95%	Dec. 31, 2011 Commercial mortgage loans Greater than 95%	Dec. 31, 2011 Commercial mortgage loans Geographic Concentration Risk	Dec. 31, 2012 Commercial mortgage loans Investment portfolio Geographic Concentration Risk California, Texas and New York	Dec. 31, 2012 Commercial mortgage loans Investment portfolio Geographic Concentration Risk California, Texas and New York Minimum	Dec. 31, 2011 Commercial mortgage loans Investment portfolio Geographic Concentration Risk California, Texas and New York Minimum	Dec. 31, 2012 Commercial mortgage loans Investment portfolio Geographic Concentration Risk California, Texas and New York Maximum	Dec. 31, 2011 Commercial mortgage loans Investment portfolio Geographic Concentration Risk California, Texas and New York Maximum
Investments
Concentration percentage																					47.00%
Loan-to-value percentage					70.00%	71.00%	80.00%	81.00%	95.00%	95.00%
Carrying Value	$ 27,707	$ 26,787											$ 20,657	$ 16,706	$ 1,284	$ 3,133	$ 5,766	$ 5,692	$ 1,256			$ 396	$ 407	$ 2,469	$ 2,532
Less valuation allowance	(512)	(512)
Net commercial mortgage loans	27,195	26,275
% of Gross Mortgage Loans											100.00%	100.00%	74.60%	62.40%	4.60%	11.70%	20.80%	21.20%	4.70%
Debt-Service Coverage ratio											1.87%	1.77%	2.11%	2.09%	1.52%	1.37%	1.09%	1.27%	0.80%
Increase in loan valuation allowance																				10
Fixed maturities on deposit with various governmental authorities			$ 797	$ 747